Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities with DPF (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Change in liabilities on in-force policies	$ (15,530)	$ (1,642)
Investment contract liabilities with DPF
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	872	497
Change in liabilities on in-force policies	(165)	(89)
Increase (decrease) in liabilities	(165)	(89)
Acquisitions	0	471
Foreign exchange rate movements	47	(7)
Ending balance	$ 754	$ 872